Benefit Payments for BNY Mellons Pension and Healthcare Plans Expected to be Paid (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Year 2012	$ 177
2013	183
2014	197
2015	213
2016	233
2017-2021	1,256
Total benefits	2,259
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Year 2012	9
2013	11
2014	11
2015	13
2016	17
2017-2021	101
Total benefits	162
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Year 2012	24
2013	24
2014	24
2015	24
2016	25
2017-2021	119
Total benefits	240
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
2017-2021	1
Total benefits	$ 1